Equity reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number, weighted average exercise price and value of RSU, options and warrants [Table Text Block]
	RSUs		Options				Warrants
					Weighted				Weighted
					average				average
					exercise				exercise		Total
	Number	Value	Number		price	Value	Number		price	Value	value
December 31, 2020	226	$1,329	588	C$	8.27	$3,207	8,366	C$	4.88	$16,755	$21,291
Share-based payments	-	587	-		-	998	-		-	-	1,585
Granted	76	499	467		15.59	1,081	-		-	-	1,580
Exercised	(81)	(842)	(164)		(4.68)	(421)	(6,527)		(2.94)	(5,344)	(6,607)
Expired	-	-	-		-	-	(7)		(2.90)	(5)	(5)
Forfeited	(5)	(22)	(2)		(6.70)	(8)	-		-	-	(30)
December 31, 2021	216	$1,551	889	C$	12.78	$4,857	1,832	C$	11.78	$11,406	$17,814
Share-based payments	-	564	-		-	1,714	-		-	-	2,278
Granted	111	640	363		11.79	359	-		-	-	999
Exercised	(123)	(1,308)	(36)		(6.70)	(133)	(10)		(11.50)	(34)	(1,475)
Expired	-	-	-		-	-	(1,480)		-	(4,573)	(4,573)
Forfeited	(4)	(7)	(208)		(13.23)	(898)	-		-	-	(905)
December 31, 2022	200	$1,440	1,008	C$	12.55	$5,899	342	C$	13.00	$6,799	$14,138

Disclosure of share based payment arrangement, option, exercise price range [Table Text Block]
				Weighted		Weighted		Weighted
				average		average		average
		No.	No.	remaining		exercise		grant date
	Range of prices	outstanding	exercisable	life (years)		price		share price
C$	6.70 - 10.00	459	371	3.0	C$	6.78	C$	6.78
	10.01 - 15.00	150	-	0.1		13.87		13.87
	15.01 - 20.00	338	108	3.8		17.12		17.12
	20.01 - 25.00	29	29	0.6		24.00		24.00
	30.01 - 30.40	32	32	1.0		30.40		30.40
		1,008	540		C$	12.55

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
		Year ended
		December 31, 2022						December 31, 2021
		Grant 1		Grant 2		Grant 3		Grant 1		Grant 2		Grant 3
Risk-free interest rate		1.62%		2.46%		2.94%		0.92%		0.95%		0.50%
Expected volatility		75.53%		76.33%		68.84%		83.70%		81.13%		76.78%
Expected life of options		5		5		5		5		5		2
Fair value on grant date	C$	6.93	C$	9.84	C$	4.13	C$	11.92	C$	12.58	C$	4.81
Exercise price	C$	11.22	C$	15.61	C$	6.99	C$	18.10	C$	19.52	C$	13.87
Number of options granted (000)		54		176		133		97		70		300
Expiry		01/20/27		04/01/27		12/14/27		03/24/26		06/22/26		02/01/23

Disclosure of number, exercise price and fair value assumptions of warrants [Table Text Block]
								Expected	Risk-free
No.	No.	Grant	Expiry		Exercise	Expected	Expected	dividend	Interest
outstanding	exercisable	Date	Date		price	volatility	life (years)	yield	rate
342	342	12/07/20	12/08/25	C$	13.00	88%	5.00	0%	0%
342	342			C$	13.00